Company Overview (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	May 29, 2020	Mar. 31, 2020	Dec. 31, 2019		Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2017
Product Information [Line Items]
Cash		$ 56,363,000		$ 12,639	$ 208,536		$ 419,667	$ 535,946		$ 24,945
Common stock, issued (in shares)	[1]	59,901,306			345,431
Common stock, outstanding (in shares)		59,901,306 [1]	50,160,042		323,328	[1]
Outstanding warrants (in shares)		56,594,855
Warrants, exercise price (in dollars per share)				$ 1.00	$ 1.00				$ 11.50
Mudrick
Product Information [Line Items]
Cash			$ 68,900,000
Common stock, issued (in shares)			50,160,042
Common stock, outstanding (in shares)			50,160,042
Warrants, exercise price 11.50
Product Information [Line Items]
Outstanding warrants (in shares)			34,289,999
Warrants, exercise price (in dollars per share)			$ 11.50
Warrants, exercise price 44.82
Product Information [Line Items]
Outstanding warrants (in shares)			12,721,623
Warrants, exercise price (in dollars per share)			$ 44.82
Number of securities called by warrants (in shares)			3,210,213
Gold and silver | Revenue | Product concentration risk
Product Information [Line Items]
Concentration risk		100.00%

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.